================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

                          MONEY MARKET VARIABLE ACCOUNT
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - December 2, 2011*

* As of December 2, 2011, the Money Market Variable Account, a managed separate account, transferred its assets to the MFS Money Market Portfolio, a series of MFS Variable Insurance Trust II, in exchange for shares of the MFS Money Market Portfolio. After the transfer, the Money Market Variable Account changed its status from a managed separate account to a unit investment trust. The Registrant subsequently changed its name to Sun Life of Canada (U.S.) Variable Account L. The Reporting Period of the Registrant is 07/01/2011 - 12/02/2011, the time period that the Registrant operated as a managed separate account and held portfolio securities. The Registrant is filing under the name it used as a managed separate account, and this Form N-PX has been executed by the managed separate account's Principal Executive Officer.

================================================================================

ITEM 1.  PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03563
Reporting Period: 07/01/2011 - 12/02/2011
Money Market Variable Account


======================== MONEY MARKET VARIABLE ACCOUNT =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT


By (Signature and Title): MARIA F. DIORIODWYER*
                          ---------------------------------------------------
                          Maria F. DiOrioDwyer, Principal Executive Officer

Date:  December 20, 2011


*By (Signature and Title) /s/ Susan S. Newton
                          ---------------------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. DiOrioDwyer pursuant to a Power of Attorney dated October 26, 2010. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on March 10, 2011.